NET SALES	12 Months Ended
Dec. 31, 2024
NET SALES
NET SALES

NOTE 25 — NET SALES

The net sales revenues for the year are composed of:

	2024	2023	2022
Gross sales	74,816,043	76,845,604	93,234,968
Taxes on sales	(5,634,075)	(5,884,335)	(8,372,931)
Discounts	(2,155,312)	(2,044,822)	(2,449,827)
Net sales	67,026,656	68,916,447	82,412,210